Contents of Significant Accounts - Earnings Per Share (Detail) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 TWD ($) $ / shares shares	Dec. 31, 2019 TWD ($) $ / shares shares
Earnings per share-basic
Net income attributable to the parent company	$ 51,246,425	$ 1,847,384	$ 22,860,744	$ 8,155,097
Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	12,005,126	12,005,126	11,850,052	11,565,068
Earnings per share-basic (NTD) | (per share)	$ 4.27	$ 0.15	$ 1.93	$ 0.71
Earnings per share-diluted
Net income attributable to the parent company	$ 51,246,425	$ 1,847,384	$ 22,860,744	$ 8,155,097
Effect of dilution
Unsecured convertible bonds | $	0		69,019	289,121
Income attributable to shareholders of the parent | $	$ 51,246,425		$ 22,929,763	$ 8,444,218
Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	12,005,126	12,005,126	11,850,052	11,565,068
Effect of dilution
Restricted stocks for employees	159,478	159,478	30,911
Employees' compensation	80,243	80,243	65,657	90,047
Unsecured convertible bonds	0	0	303,630	1,295,729
Weighted-average number of ordinary shares after dilution (thousand shares)	12,244,847	12,244,847	12,250,250	12,950,844
Earnings per share-diluted (NTD) | (per share)	$ 4.19	$ 0.15	$ 1.87	$ 0.65